Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of Net Income and Basic and Diluted Earnings Per Share, Reduced Amounts
	2013		2012	2011
	RMB	US$	RMB	RMB
Net income	-	-	-	(2,499)
Earnings per share
- Basic	-	-	-	(0.19)
- Diluted	-	-	-	(0.19)

Schedule of Net Income (Loss) Before Income Taxes
	2017		2016	2015
	RMB	US$	RMB	RMB
Cayman Islands	(2,406)	(370)	(1,352)	(2,379)
British Virgin Islands	(5)	(1)	(5)	(3)
PRC	(42,784)	(6,576)	(47,796)	(59,677)
U.S.A	-	-	(13)	(9)
	(45,195)	(6,947)	(49,166)	(62,068)

Schedule of Income Tax Benefit (Expense)
	Current	Deferred	Total
PRC Income tax	RMB	RMB	RMB
Year ended December 31, 2015	-	(7,000)	(7,000)

Year ended December 31, 2016	-	(5,317)	(5,317)

Year ended December 31, 2017	-	(808)	(808)
Year ended December 31, 2017 (US$)	-	(124)	(124)

Schedule of Reconciliation of Income Tax Benefit Rate
	2017		2016	2015
	RMB	US$	RMB	RMB
Income (loss) before income taxes	(45,195)	(6,947)	(49,166)	(62,068)

Computed “expected” tax expense	(218)	(34)	(218)	(218)
Non-deductible expenses	-	-	-	-
Non-taxable income	131	20	131	218
Tax holiday	87	13	87	-
Tax effect of deferred tax and tax rates differential	(808)	(124)	(5,317)	(7,000)

Actual income tax benefit (expense)	(808)	(124)	(5,317)	(7,000)

Schedule of Deferred Tax Assets (Liabilities)
	December 31, 2017		December 31, 2016
	RMB	US$	RMB
Current
Accounts receivable	370	57	482
Other receivables	-	-	-
Inventory impairment	918	141	717
Estimated Loss due to Product Warranty	-	-	-
	1,288	198	1,199
Non-current
Property, plant and equipment, principally due to differences in depreciation	775	119	917
Construction in progress, principally due to capitalized interest	(2,432)	(373)	(2,656)
Lease prepayments, principally due to differences in charges	(331)	(51)	(341)
Allowance for advanced to supplier-long term	16	2	16
Net loss carryforward	6,110	939	7,099
	4,138	636	5,035
Net deferred income tax assets	5,426	834	6,234